SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Feb. 28, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE－15 SUBSEQUENT EVENTS

In accordance with ASC Topic 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before condensed consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after August 31, 2025, up through the date the Company issued the interim unaudited consolidated financial statements. During the period, the Company did not have any material subsequent events other than disclosed above.

NOTE－15 SUBSEQUENT EVENTS

In accordance with ASC Topic 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before condensed consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after February 28, 2025, up through the date the Company issued the audited consolidated financial statements. During the period, the Company did not have any material subsequent events other than disclosed above.